UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01976
Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)
45 Rockefeller Plaza, 34th Floor, New York, New York 10111

(Address of principal executive offices) (Zip code)
John B. Harris
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, NY 10111

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 686-6884
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Shareholders.
(a) Report to Shareholders.

Sequoia Fund, Inc.
SEQUX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about Sequoia Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Fund Expenses
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sequoia Fund, Inc.	$53	1.00%*
* Annualized
Key Fund Statistics
Net assets	$3,450,694,267
Total number of portfolio holdings	22
Portfolio turnover rate as of the end of the reporting period	1%
Fund Holdings (as of June 30, 2024)
The following table and graph show the investment makeup of the Fund as of June 30, 2024. Figures are expressed as percentages of the Fund’s net assets.
Top Ten Holdings
Rolls-Royce Holdings PLC	8.3%
Alphabet, Inc.	7.3%
Intercontinental Exchange, Inc.	7.0%
Constellation Software, Inc.	6.9%
The Charles Schwab Corp.	6.4%
Liberty Media Corp.-Liberty Formula One	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
UnitedHealth Group, Inc.	5.5%
Universal Music Group NV	5.3%
Elevance Health, Inc.	5.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, portfolio holdings and proxy voting information, at www.sequoiafund.com/resources. You can also request this information by contacting us at 1-800-686-6884.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-686-6884 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.sequoiafund.com/resources.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND OTHER INFORMATION
N-CSR Items 7-11
June 30, 2024

Sequoia Fund
June 30, 2024

Page

Sequoia Fund
June 30, 2024
Schedule of Investments (Unaudited)
June 30, 2024
(Percentages are of the Fund's Net Assets)
Common Stocks (98.3%)
Shares		Value (Note 1)
	Aerospace & Defense (8.2%)
49,351,100	Rolls-Royce Holdings PLC (United Kingdom)(a)	$284,973,426
	Application Software (11.4%)
83,187	Constellation Software, Inc. (Canada)	239,693,850
298,252	Lumine Group, Inc. (Canada)(a)	8,051,201
713,889	SAP SE (Germany)	144,895,512
		392,640,563
	Automotive Retail (3.1%)
1,454,452	CarMax, Inc.(a)	106,669,510
	Cable & Satellite (3.4%)
169,617	Charter Communications, Inc. - Class A(a)	50,708,698
341,062	Liberty Broadband Corp. - Class A(a)	18,621,985
876,573	Liberty Broadband Corp. - Class C(a)	48,053,732
		117,384,415
	Consumer Finance (8.5%)
1,033,339	Capital One Financial Corp.	143,065,785
290,181	Credit Acceptance Corp.(a)	149,350,357
		292,416,142
	Financial Exchanges & Data (7.0%)
1,758,666	Intercontinental Exchange, Inc.	240,743,789
	Interactive Media & Services (10.6%)
1,390,208	Alphabet, Inc. - Class A	253,226,387
223,757	Meta Platforms, Inc. - Class A	112,822,755
		366,049,142
	Investment Banking & Brokerage (6.4%)
2,982,798	The Charles Schwab Corp.	219,802,385
	Life Sciences Tools & Services (3.6%)
2,485,155	Eurofins Scientific SE (Luxembourg)	123,891,743
	Managed Health Care (10.8%)
333,699	Elevance Health, Inc.	180,818,140
375,441	UnitedHealth Group, Inc.	191,197,084
		372,015,224
	Movies & Entertainment (11.1%)
42,305	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,717,250
2,746,244	Liberty Media Corp.-Liberty Formula One - Class C(a)	197,290,169
6,114,266	Universal Music Group NV (Netherlands)	181,905,473
		381,912,892
	Multi-Sector Holdings (1.7%)
149,463	Berkshire Hathaway, Inc. - Class B(a)	60,801,548
	Research & Consulting Services (4.0%)
992,737	Jacobs Solutions, Inc.	138,695,286
	Semiconductors (5.6%)
1,120,404	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	194,737,419
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Schedule of Investments (Unaudited) (Continued)
June 30, 2024
Shares		Value (Note 1)
	Trading Companies & Distributors (2.9%)
1,490,595	Ashtead Group PLC (United Kingdom)	$99,526,673
	Total Common Stocks (Cost $1,578,271,472)	3,392,260,157
Units
	Warrants (0.0%)
99,486	Constellation Software, Inc., expiring 03/31/40 (Canada)(a)	0
	(cost $0)
	Total Investments (98.3%) (Cost $1,578,271,472)(b)	3,392,260,157
	Other Assets Less Liabilities (1.7%)	58,434,110
	Net Assets (100.0%)	$3,450,694,267

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $1,630,589,316. The difference between book cost and tax cost is attributable to financial and tax accounting differences on corporate spin-offs.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. For the six months ended June 30, 2024, there were no transfers in or out of Level 3 and there were no Level 3 securities held by the Fund.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks	$3,392,260,157	$—	$—	$3,392,260,157
Warrants	—	0	—	0
Total Investments	$3,392,260,157	$0	$—	$3,392,260,157
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)
June 30, 2024
Assets
Investments in securities, at value (cost $1,578,271,472)(Note 1)	$3,392,260,157
Cash on deposit	60,710,166
Receivable for capital stock sold	148,077
Dividends receivable	1,027,283
Other assets	1,352
Total assets	3,454,147,035
Liabilities
Payable for capital stock repurchased	702,962
Accrued investment advisory fee	2,572,221
Accrued professional fees	54,104
Accrued transfer agent fees	45,882
Accrued custodian fees	20,492
Accrued independent Directors fees and expenses	12,201
Accrued other expenses	44,906
Total liabilities	3,452,768
Net Assets	$3,450,694,267
Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 19,185,462 shares outstanding	$1,623,787,624
Total distributable earnings (loss)	1,826,906,643
Net Assets	$3,450,694,267

Net asset value per share	$179.86
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Statement of Operations (Unaudited)
Six Months Ended June 30, 2024
Investment Income
Income
Dividends, net of $339,016 foreign tax withheld	$13,658,476
Total investment income	13,658,476
Expenses
Investment advisory fee(Note 2)	16,760,548
Professional fees	236,579
Transfer agent fees	314,801
Independent Directors fees and expenses	535,218
Custodian fees	62,158
Other	705,142
Total expenses	18,614,446
Less expenses reimbursed by Investment Adviser(Note 2)	1,779,306
Net expenses	16,835,140
Net investment loss	(3,176,664)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments(Note 3)	78,384,752
Foreign currency transactions	(90,434)
Net realized gain on investments and foreign currency transactions	78,294,318
Net change in unrealized appreciation/(depreciation) on
Investments	329,729,840
Foreign currency translations	(9,796)
Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	329,720,044
Net realized and unrealized gain on investments, foreign currency transactions and translations	408,014,362
Net increase in net assets from operations	$404,837,698
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Increase (Decrease) in Net Assets
From operations
Net investment loss	$(3,176,664)	$(3,568,261)
Net realized gain on investments and foreign currency transactions	78,294,318	228,566,326
Net increase in unrealized appreciation/(depreciation) on investments and foreign currency translations	329,720,044	536,880,067
Net increase in net assets from operations	404,837,698	761,878,132
Capital share transactions
Shares sold	13,111,692	27,119,354
Shares repurchased	(208,914,063)	(534,598,997)
Net decrease from capital shares transactions	(195,802,371)	(507,479,643)
Total increase in net assets	209,035,327	254,398,489
Net Assets
Beginning of period	3,241,658,940	2,987,260,451
End of period	$3,450,694,267	$3,241,658,940

Share transactions
Shares sold	78,111	196,534
Shares repurchased	(1,225,733)	(3,815,030)
Net decrease from capital share transactions	(1,147,622)	(3,618,496)
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Financial Highlights
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$159.43	$124.72	$184.99	$169.62	$157.27	$132.20
Income from investment operations
Net investment loss	(0.17)	(0.18)	(0.66)	(0.13)	(0.95)	(0.62)
Net realized and unrealized gains (losses) on investments	20.60	34.89	(55.76)	42.92	36.20	38.50
Net increase (decrease) in net asset value from operations	20.43	34.71	(56.42)	42.79	35.25	37.88
Less distributions from
Net investment income	—	—	(0.02)(a)	(4.93)(a)	—	(1.16)(a)
Net realized gains	—	—	(3.83)	(22.49)	(22.90)	(11.65)
Total distributions	—	—	(3.85)	(27.42)	(22.90)	(12.81)
Net asset value, end of period	$179.86	$159.43	$124.72	$184.99	$169.62	$157.27

Total Return	12.81%(b)	27.83%(c)	(30.52)%(c)	25.48%	23.33%	29.12%

Ratios/Supplementary data
Net assets, end of period (in millions)	$3,451	$3,242	$2,987	$4,899	$4,330	$3,980
Ratio of expenses to average net assets
Before expenses reimbursed by Investment Adviser	1.11%(d)	1.11%	1.09%	1.07%	1.09%(e)	1.07%(e)
After expenses reimbursed by Investment Adviser	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.19)%(d)	(0.12)%	(0.43)%	(0.27)%	(0.63)%	(0.42)%
Portfolio turnover rate	1%(b)	9%	16%	23%	28%	16%

(a)	The difference of net investment income/(loss) for financial and tax reporting is attributable to financial and tax accounting differences on corporate spin–offs. As a result, the Fund was required to make a distribution from net investment income for tax purposes.
(b)	Not annualized.
(c)	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended December 31, 2023 and 2022 by 0.62% and 0.08%, respectively.
(d)	Annualized.
(e)	Reflects reductions of 0.00% and 0.02% for expenses reimbursed by insurance company for the years ended December 31, 2020 and 2019, respectively.
The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund
June 30, 2024
Notes to Financial Statements (Unaudited)
Note 1—  Significant Accounting Policies
Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles (”GAAP“). The Fund follows such policies in the preparation of its financial statements.
A.	Valuation of investments: Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane Cunniff L.P. (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.
Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.
When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.
B.	Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.	Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

Sequoia Fund
June 30, 2024
Notes to Financial Statements (Unaudited) (Continued)
D.	Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and it intends to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.
E.	Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.
Note 2— Investment Advisory Contract and Payments to Affiliates
The Investment Adviser provides the Fund with investment advice and administrative services pursuant to an investment advisory contract (the “Advisory Contract”) with the Fund.
Under the terms of the Advisory Contract, the Investment Adviser receives an investment advisory fee equal to 1.00% per annum of the Fund’s average daily net asset value. Under the Advisory Contract, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1½% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1.00% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2024 and the Investment Adviser reimbursed the Fund $1,390,495. Such reimbursement is not subject to recoupment by the Investment Adviser.
The Fund has contractually agreed to pay an asset-based fee to certain financial intermediaries for providing recordkeeping and other administrative services for sub-accounts maintained by the intermediaries. The Investment Adviser has contractually agreed to pay such fees on behalf of the Fund as long as the Advisory Contract remains in effect. Total fees paid by the Investment Adviser to the intermediaries on behalf of the Fund for the six months ended June 30, 2024 were approximately $388,811, which is included in expenses reimbursed by the Investment Adviser in the Statement of Operations.
For the six months ended June 30, 2024, advisory fees of $16,760,548 were earned by the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser. There were no other amounts accrued or paid to interested persons, including officers and directors.
Note 3— Investment Transactions
The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2024 were $48,651,089 and $184,832,068, respectively. Included in proceeds of sales is $10,270,009 representing the value of securities distributed in payment of redemptions in-kind, resulting in realized gains of $9,395,890.
Note 4— Federal Income Tax Information
Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2024, permanent differences due primarily to realized gains on redemptions in-kind not recognized for tax purposes resulted in a net decrease in total distributable earnings (loss) of $9,395,885 with a corresponding increase in paid in capital of $9,395,885. These reclassifications had no effect on net assets.

Sequoia Fund
June 30, 2024
Notes to Financial Statements (Unaudited) (Continued)
At June 30, 2024 the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $1,630,589,316, $1,797,020,165 and $35,349,324, respectively. The net unrealized depreciation on foreign currencies was $9,065.
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of June 30, 2024 and December 31, 2023 the components of distributable earnings on a tax basis were as follows:
	2024	2023
Undistributed ordinary income	$17,657,502	$—
Undistributed long-term gains	47,587,365	—
Capital loss carryforwards	—	(15,911,168)
Unrealized appreciation	1,761,661,776	1,447,375,998
	$1,826,906,643	$1,431,464,830
During the year ended December 31, 2023, the Fund utilized $130,708,555 of capital loss carryforwards from prior years.
At December 31, 2023, the Fund was permitted to carry forward indefinitely $15,911,168 of short-term capital losses.
The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open years (tax years ended December 31, 2020 through December 31, 2023) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.
Note 5— Interim Financial Statement
The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.
Note 6—  Indemnification
The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss pursuant to these arrangements to be remote.
Note 7— Subsequent Events
Management, on behalf of the Fund, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

Sequoia Fund
June 30, 2024
Other Information (Unaudited)
Changes in and Disagreements with Accountants
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Disclosed as part of the Fund’s financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Sequoia Fund
June 30, 2024
Sequoia Fund, Inc.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
1-800-686-6884
Website: www.sequoiafund.com
Interested Directors
John B. Harris
Jennifer Rusk Talia
Independent Directors
Melissa Crandall, Chairperson of the Board
Peter Atkins
Edward Lazarus
Roger Lowenstein
Katharine Weymouth
Officers
John B. Harris	—	President & CEO
Jennifer Rusk Talia	—	Executive Vice President
Patrick Dennis	—	Treasurer
Yau Dun Lee	—	Chief Compliance Officer & Secretary
Michael Valenti	—	Assistant Secretary
Investment Adviser
Ruane Cunniff L.P.
45 Rockefeller Plaza, 34th Floor
New York, New York 10111
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
The Bank of New York Mellon
MF Custody Administration Department
240 Greenwich Street,
New York, New York 10286
Registrar and Transfer Agent
SS&C GIDS, Inc.
P.O. Box 219477
Kansas City, Missouri 64121
Accounting Agent
The Bank of New York Mellon
118 Flanders Road
Westborough, Massachusetts 01581
Legal Counsel
Seward & Kissel LLP
901 K Street, NW
Washington, DC 20001

45 Rockefeller Plaza, 34th Floor
New York, NY 10111
(212) 832-5280
info@ruanecunniff.com
For additional information about Ruane Cunniff L.P. and Sequoia Fund, please visit www.ruanecunniff.com and www.sequoiafund.com.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sequoia Fund, Inc.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John B. Harris
John B. Harris, President and CEO
(principal executive officer)

Date August 27, 2024

By (Signature and Title)	/s/ Patrick Dennis
Patrick Dennis, Treasurer
(principal financial officer)

Date August 27, 2024